Deferred Tax Assets and Deferred Tax Liabilities	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets and Deferred Tax Liabilities
Deferred Tax Assets and Deferred Tax Liabilities

Note 19 Deferred Tax Assets and Deferred Tax Liabilities

Deferred tax assets and liabilities as of December 31, 2020

	Deferred Tax	Deferred Tax
	Assets	Liabilities	Net
Intangible assets	—	(92,523)	(92,523)
Personnel-related items	596	—	596
Tax loss carried forward	12,527	—	12,527
Other items	4	—	4
Total	13,127	(92,523)	(79,396)
Offsetting	(12,527)	12,527	—
Tax assets/liabilities, net	600	(79,996)	(79,396)

Tax losses carried forward of SEK 12,527 have been recognized as deferred tax assets in the statement of financial position as of December 31, 2020 due to future temporary differences that such losses can be used to offset.

Change in deferred tax, 2020

			Increase through
	Cost at Opening Balance	Recognized in Profit or Loss	Business Combinations	Cost at Closing Balance
Intangible assets	—	—	(92,523)	(92,523)
Personnel-related items	—	596	—	596
Tax loss carried forward	—	—	12,527	12,527
Other items	—	4	—	4
Total	—	600	(79,996)	(79,396)

No deferred tax assets and deferred tax liabilities occurred for the financial year 2019 and for the financial year 2018.